Other Current Assets (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Other Current Assets [Abstract]
Deferred consulting expenses	$ 84,574
Deposits	77,010
Prepaid rental expenses	62,193
Advance to staff	11,695
Others	13,683
Total other current assets	$ 249,155